Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2017
Disclosure Of Changes In Accounting Estimates [Abstract]
Critical Accounting Estimates and Assumptions

3. Critical Accounting Estimates and Assumptions

The preparation of financial statements requires the Company to make estimates and assumptions concerning the future. Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Deferred tax assets

In assessing the realizability of deferred tax assets, the Company considers whether it is probable that a portion or all of the deferred tax assets will not be realized. When the Company assessed the realizability of the deferred tax assets, the Company considered its performance, general economic environment, projected future taxable income, periods available to deduct tax loss carryforwards and tax credit carryforwards, etc. The ultimate realization of deferred tax assets is dependent on whether the Company is able to generate future taxable income in specific tax jurisdictions during the periods in which temporary differences are deductible. However, the amount of deferred tax assets may be different if the Company does not realize estimated future taxable income during the carry forward periods as originally expected.